INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES, NET

	As of
	December 31, 2025	June 30, 2026
Inventories at warehouse	$2,003,528	$2,102,679
Inventories at showroom	481,389	547,617
	2,484,917	2,650,296
Less: allowance for obsolete inventories	(1,007,472)	(1,186,691)
Goods in transit	8,122,045	8,554,600
Inventory at subcontractor	-	102,312
Total	$9,599,490	$10,120,517